Debt - Narrative (Details) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 11, 2021	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Apr. 13, 2022	Aug. 12, 2021	Oct. 20, 2020	Mar. 09, 2020
Debt Instrument [Line Items]
Debt conversion, amount				$ 181,404,000	$ 0
Conversion of debt				181,403,000
Debt covenant, public float minimum				350,000,000
Long-term debt				26,312,000	74,804,000
Forgiveness of PPP loan		$ 2,900,000		2,860,000	0
3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Additional funding amount triggering conversion feature				$ 10,000,000
Conversion price (in dollars per share)				$ 14.298
8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Conversion price (in dollars per share)				$ 14.298
Convertible Notes | 3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage			3.00%	3.00%
Debt instrument, face amount				$ 21,300,000					$ 1,300,000	$ 20,000,000
Outstanding principal and interest	$ 21,900,000
Debt conversion, shares issued (in shares)	3.8
Debt conversion, amount	$ 38,100,000
Conversion of debt				38,092,000
Long-term debt			$ 0	$ 0	32,106,000
Convertible Notes | 8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				0.08%
Debt instrument, face amount				$ 8,000,000
Outstanding principal and interest	$ 8,900,000
Debt conversion, shares issued (in shares)	1.5
Debt conversion, amount	$ 15,500,000
Conversion of debt				$ 30,897,000
Debt instrument, convertible, conversion price, discount				25.00%
Long-term debt				$ 0	14,789,000
Convertible Notes | 5.00% – $50.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				5.00%
Debt instrument, face amount				$ 50,000,000.0
Outstanding principal and interest	$ 10,600,000
Debt conversion, shares issued (in shares)	1.3
Debt conversion, amount	$ 12,600,000
Conversion of debt				$ 12,584,000
Debt instrument, convertible, conversion price, discount				15.00%
Long-term debt				$ 0
Debt conversion, principal amount	10,300,000
Proceeds from equity triggering debt conversion, minimum, amount				25,000,000
Debt instrument, convertible, denominator used to calculate conversion price, amount				1,500,000,000
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount				$ 1,500,000,000
Convertible Notes | 5.00% – $25.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				5.00%		5.00%
Debt instrument, face amount				$ 25,000,000.0		$ 25,000,000.0
Outstanding principal and interest	$ 25,700,000
Debt conversion, shares issued (in shares)	3.6
Debt conversion, amount	$ 35,600,000
Conversion of debt			42,600,000	$ 42,569,000
Debt instrument, convertible, conversion price, discount				25.00%
Long-term debt				$ 0
Proceeds from equity triggering debt conversion, minimum, amount				25,000,000
Debt instrument, convertible, denominator used to calculate conversion price, amount				800,000,000
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount				$ 675,000,000
Debt instrument, conversion price				100.00%
Convertible Notes | 5.00% – $25.0 Million Convertible Notes | Warrants
Debt Instrument [Line Items]
Debt conversion, shares issued (in shares)	0.7
Debt conversion, amount	$ 7,000,000
Convertible Notes | 5.00% – $30.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				5.00%
Debt instrument, face amount				$ 30,000,000.0
Outstanding principal and interest	$ 30,800,000
Debt conversion, shares issued (in shares)	4.4
Debt conversion, amount	$ 44,300,000
Conversion of debt				$ 44,258,000
Debt instrument, convertible, conversion price, discount				25.00%
Long-term debt				$ 0
Proceeds from equity triggering debt conversion, minimum, amount				25,000,000
Debt instrument, convertible, denominator used to calculate conversion price, amount				800,000,000
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount				800,000,000
Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount			35,000,000	35,000,000
Outstanding principal and interest	$ 10,200,000			32,300,000				$ 37,300,000
Debt conversion, shares issued (in shares)	1.3
Debt conversion, amount	$ 13,000,000
Conversion of debt			13,003,000	13,003,000
Debt conversion, percent converted	30.00%
Debt conversion, percent not converted	70.00%
Fair value of outstanding principal and interest	$ 27,100,000
Interest paid			2,500,000	4,100,000
Long-term debt			$ 21,316,000	26,312,000	$ 25,049,000
Debt covenant, cash, minimum balance				$ 35,000,000
Line of Credit | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount							$ 25,000,000